COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
COMMITMENTS AND CONTINGENCIES
NOTE 7 - COMMITMENTS AND CONTINGENCIES

The Company could become a party to various legal actions arising in the ordinary course of business. Matters that are probable of unfavorable outcomes to the Company and which can be reasonably estimated are accrued. Such accruals are based on information known about the matters, the Company’s estimates of the outcomes of such matters and its experience in contesting, litigating and settling similar matters. As of the date of this report, there are no pending legal proceedings to which the Company is a party or of which any of their property is the subject, nor are there any such proceedings known to be contemplated by governmental authorities.

There was a bank account set up during the third quarter of 2019 to work in conjunction with a marketing company in the name of Green Money Enterprises, LLC. The arrangement allowed for merchant services payments to flow to this account and day to day expenses for marketing and consulting services to be accessed and for Green Money Enterprises to access this account per those expenses. In March 2019, the representative from Green Money Enterprises whom had the authority to access the bank account took various withdrawals from the account totaling $19,104. They were not authorized to take this money from the account and have since paid back $6,500 of the original $19,104. The net amount of these were recorded within the general and administrative expenses in the accompanying consolidated statement of operations. The Company is contemplating legal action against Green Money Enterprises for the money not paid back.

The Company could become a party to various legal actions arising in the ordinary course of business. Matters that are probable of unfavorable outcomes to the Company and which can be reasonably estimated are accrued. Such accruals are based on information known about the matters, the Company’s estimates of the outcomes of such matters and its experience in contesting, litigating and settling similar matters. As of the date of this report, there are no pending legal proceedings to which the Company is a party or of which any of their property is the subject, nor are there any such proceedings known to be contemplated by governmental authorities.

There was a bank account set up during the third quarter of 2019 to work in conjunction with a marketing company in the name of Green Money Enterprises, LLC. The arrangement allowed for merchant services payments to flow to this account and day to day expenses for marketing and consulting services to be accessed and for Green Money Enterprises to access this account per those expenses. In March 2019, the representative from Green Money Enterprises whom had the authority to access the bank account took various withdrawals from the account totaling $19,104. They were not authorized to take this money from the account and have since paid back $6,500 of the original $19,104. The net amount of these is recorded within the general and administrative expenses in the accompanying consolidated statement of operations. The Company is contemplating legal action against Green Money Enterprises for the money not paid back.